COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2026
Commitments And Contingencies [Abstract]
Schedule of Minimum Future Payments, Commitments And Contingent Liabilities	Future payments for the Company’s commitments are below:

As at September 30, 2026	Remainder of Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1) (2)	670	2,596	2,714	3,349	3,069	33,495	45,893
Real Estate	16	65	68	70	70	474	763
Obligation to Fund HCML	26	97	56	43	43	61	326
Other Long-Term Commitments	447	206	175	128	125	540	1,621
Total Commitments	1,159	2,964	3,013	3,590	3,307	34,570	48,603
(1)Includes transportation commitments that are subject to regulatory approval or were approved but are not yet in service of $19.8 billion. Terms are up to 56 years on commencement.
(2)As at September 30, 2026, includes $1.7 billion related to transportation and storage commitments with HMLP.